Financial Instruments And Risks	12 Months Ended
Dec. 31, 2021
Financial Instruments And Risks [Abstract]
Financial Instruments And Risks

4	Financial instruments and risks
The Group’s activities expose it to a variety of market risks (comprising foreign currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

4.1	Financial risk factors

4.1.1	Market risk

Market risk is the risk of changes in fair value of financial instruments and future cash flows from fluctuation of market prices, which includes two types of risks from volatility of foreign exchange rates (foreign currency risk), and market interest rates (interest rate risk).

(a)	Foreign currency risk
Foreign currency risk is the risk of loss resulting from changes in foreign currency exchange rates. Fluctuations in exchange rates between the RMB and other currencies in which the Group conducts business may affect its financial position and results of operations. The foreign currency risk assumed by the Group mainly comes from movements in the USD/RMB exchange rates.
The Company and major overseas intermediate holding companies’ functional currency is USD. They are mainly exposed to foreign exchange risk arising from their cash and cash equivalents and loans to subsidiaries denominated in RMB. The Group has entered into spot-forward USD/RMB currency swaps to manage its exposure to foreign currency risk arising from loans to subsidiaries dominated in RMB.
The subsidiaries of the Group are mainly operating in mainland China with most of the transactions denominated in RMB. The Group considers that business in mainland China is not exposed to any significant foreign exchange risk as there are no significant financial assets or liabilities of these subsidiaries denominated in the currencies other than RMB.
The table below illustrates the impact of an appreciation or depreciation of RMB spot and forward rates against USD by 5% on the Group’s profit before income tax expenses.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
5% appreciation of RMB	131,228	699,049
5% depreciation of RMB	(131,228)	(699,049)

(b)	Interest rate risk
Interest rate risk is the risk that the fair value/future cash flows of a financial instrument will fluctuate because of changes in market interest rates.
Interest on floating rate instruments is repriced at intervals of less than one year. Interest on fixed interest rate instruments is priced at inception of the financial instruments and is fixed until maturity. Floating rate instruments expose the Group to cash flow interest rate risk, whereas fixed rate instruments expose the Group to fair value interest risk. The Group’s interest rate risk mainly arises from fixed rate instruments including cash at bank, accounts and other receivables and contract assets, loans to customers, accounts and other payables and contract liabilities, etc. The Group’s interest rate risk policy requires it to manage interest rate risk by managing the maturities of interest-bearing financial assets and interest-bearing financial liabilities.
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier):

	As of December 31, 2020
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	23,785,651	56,444	6,190	310,283	—	—	—	24,158,568
Restricted cash	23,029,588	—	—	—	—	—	—	23,029,588
Financial assets at fair value through profit or loss	966,000	5,421,035	9,230,584	1,399,389	848,231	1,260,315	15,298,343	34,423,897
Financial assets at amortized cost	1,204,990	1,683,332	1,816,323	803,062	—	1,056,262	—	6,563,969
Financial assets purchased under reverse repurchase agreements	700,007	—	—	—	—	—	—	700,007
Accounts and other receivables and contract assets	—	—	—	—	—	—	23,325,978	23,325,978
Loans to customers	27,757,023	54,104,955	30,195,692	6,559,344	—	1,208,800	—	119,825,814

Total financial assets	77,443,259	61,265,766	41,248,789	9,072,078	848,231	3,525,377	38,624,321	232,027,821

(b)	Interest rate risk (Continued)

The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier): (Continued)

	As of December 31, 2020
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	9,114,906	9,114,906
Borrowings	8,778,581	1,536,475	389	—	—	—	—	10,315,445
Accounts and other payables and contract liabilities	—	—	—	—	—	—	5,483,757	5,483,757
Payable to investors of consolidated structured entities	24,875,127	50,551,124	29,978,064	4,963,403	—	—	—	110,367,718
Financing guarantee liabilities	—	—	—	—	—	—	748,674	748,674
Lease liabilities	140,889	400,965	316,653	103,387	17,525	—	—	979,419
Convertible promissory note payable	—	—	—	10,117,188	—	—	—	10,117,188
Optionally convertible promissory notes	—	—	—	7,530,542	—	—	—	7,530,542

Total financial liabilities	33,794,597	52,488,564	30,295,106	22,714,520	17,525	—	15,347,337	154,657,649

Nominal amount of interest rate swap	(8,417,121)	—	—	8,417,121	—	—	—	—

Total interest rate sensitivity gap	52,065,783	8,777,202	10,953,683	(22,059,563)	830,706	3,525,377	23,276,984	77,370,132

(b)	Interest rate risk (Continued)

The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier): (Continued)

	As of December 31, 2021
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	29,263,128	70,579	363,691	1,538,551	3,507,239	—	—	34,743,188
Restricted cash	27,792,006	554,499	1,786,219	306,371	14,444	—	—	30,453,539
Financial assets at fair value through profit or loss	12,544,935	3,459,334	919,458	262,969	—	1,164,095	12,672,420	31,023,211
Financial assets at amortized cost	1,168,502	500,740	920,815	107,676	—	1,086,880	—	3,784,613
Financial assets purchased under reverse repurchase agreements	5,527,177	—	—	—	—	—	—	5,527,177
Accounts and other receivables and contract assets	—	—	—	—	—	—	22,344,773	22,344,773
Loans to customers	51,563,466	98,295,888	51,345,667	11,182,096	1,002	2,583,991	—	214,972,110

Total financial assets	127,859,214	102,881,040	55,335,850	13,397,663	3,522,685	4,834,966	35,017,193	342,848,611

The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier): (Continued)

	As of December 31, 2021
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	2,747,891	2,747,891
Borrowings	13,074,069	12,853,348	—	—	—	—	—	25,927,417
Accounts and other payables and contract liabilities	—	—	—	—	—	—	8,814,255	8,814,255
Payable to investors of consolidated structured entities	46,086,474	95,848,045	48,048,309	5,463,312	—	—	—	195,446,140
Financing guarantee liabilities	—	—	—	—	—	—	2,697,109	2,697,109
Lease liabilities	141,719	322,317	238,250	83,166	9,092	—	—	794,544
Convertible promissory note payable	—	—	10,669,498	—	—	—	—	10,669,498
Optionally convertible promissory notes	—	—	7,405,103	—	—	—	—	7,405,103

Total financial liabilities	59,302,262	109,023,710	66,361,160	5,546,478	9,092	—	14,259,255	254,501,957

Nominal amount of interest rate swap	(8,224,653)	—	8,224,653	—	—	—	—	—
Total interest rate sensitivity gap	76,781,605	(6,142,670)	(19,249,963)	7,851,185	3,513,593	4,834,966	20,757,938	88,346,654

The Group performs interest rate sensitivity analysis on profit for the Group by measuring the impact of a change in interest rate of financial assets, liabilities and interest rate derivative instruments.

The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31, 2020 and 2021, caused by a parallel shift of 100 basis points in interest rates.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Change in interest rate
-100 basis points	(488,490)	(648,804)
+100 basis points	488,490	648,804
In the sensitivity analysis, the Group adopts the following assumptions when determining business conditions and financial index:

•	The fluctuation rates of different interest-bearing assets and liabilities are the same;

•	All assets and liabilities are re-priced in the middle of relevant periods;

•	Analysis is based on static gap on reporting date, regardless of subsequent changes;

•	No consideration of impact on customers’ behavior resulting from interest rate changes;

•	No consideration of impact on market price resulting from interest rate changes;

•	No consideration of actions taken by the Group.
Therefore, the actual changes of net profit may differ from the analysis above.

4.1.2	Credit risk
Credit risks refer to the risk of losses incurred by the inabilities of debtors or counterparties to fulfill their contractual obligations or by the adverse changes in their credit conditions. The Group is exposed to credit risks primarily associated with its deposit arrangements with commercial banks, financial assets at fair value through profit or loss, accounts and other receivables, loans to customers, etc. The Group uses a variety of controls to identify, measure, monitor and report credit risk.
Credit risk management
The Group’s financial assets at fair value through profit or loss mainly include trust products, wealth management products, asset management plans and other equity investments. The Group executes due diligence, assesses counterparties’ qualification and manages credit risks of existing investments.
The Group has formulated a complete set of credit management processes and internal control mechanisms, so as to carry out whole process management of credit business. Credit management procedures for its retail loans comprise the processes of credit origination, credit review, credit approval, disbursement, post-disbursement monitoring and collection. Risks arising from financing guarantee contracts and loan commitments are similar to those associated with loans. Transactions of financing guarantee contracts and loan commitments are, therefore, subject to the same portfolio management and the same requirements for application and collateral as loans to customers.
To those accounts and other receivables and contract assets, there are policies to control the credit risk exposures. The Group evaluates the possibility of guarantee from third parties, credit record and other factors such as current market condition. The Group monitors customer credit records at regular intervals, and takes action such as official notifications, shortening credit periods or cancelling credit periods etc. to ensure the Group’s credit risk remains under control when the customers with bad credit records are identified.
Credit exposure
Without taking collateral and other credit enhancements into consideration, for on-balance
sheet assets, the maximum exposures are based on net carrying amounts as reported in the financial statements. The Group also assumes credit risk due to financing guarantee contracts
. The following table sets forth the credit exposure of the Group as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
On-balance sheet
Cash at bank	24,158,568	34,743,188
Restricted cash	23,029,588	30,453,539
Financial assets at fair value through profit or loss	34,423,897	31,023,211
Financial assets at amortized cost	6,563,969	3,784,613
Financial assets purchased under reverse repurchase agreements	700,007	5,527,177
Accounts and other receivables and contract assets	23,325,978	22,344,773
Loans to customers	119,825,814	214,972,110

	232,027,821	342,848,611

Off-balance sheet
Financing guarantee contracts	20,969,026	64,731,369

Collateral and other credit enhancements
The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are implemented regarding the types of collateral and the valuation parameters. The collateral obtained are typically residential properties.
Management monitors the market value of the collateral, adjusts credit limits when needed and performs an impairment valuation when applicable.
It is the Group’s policy to dispose of repossessed properties in an orderly fashion. The proceeds are used to reduce or repay the outstanding balance. In general, the Group does not occupy repossessed properties for business use.
Expected credit loss
Credit risk measurement
The estimation of credit exposure for risk management purposes is complex and requires the use of models, as the exposure varies with changes in market conditions, expected cash flows and the passage of time. The assessment of credit risk of a portfolio of assets entails further estimations as to the likelihood of defaults occurring, of the associated loss ratios and of default correlations between counterparties. The Group measures credit risk using Probability of Default (PD), Exposure at Default (EAD) and Loss Given Default (LGD). This is similar to the approach used for the purposes of measuring ECL under IFRS 9.
Measurement of ECL
IFRS 9 outlines a ‘three-stage’ model for impairment based on changes in credit quality since initial recognition as summarized below:

•	A financial instrument that is not credit-impaired on initial recognition is classified in ‘Stage 1’ and has its credit risk continuously monitored by the Group.

•	If a significant increase in credit risk (‘SICR’) since initial recognition is identified, the financial instrument is moved to ‘Stage 2’ but is not yet deemed to be credit-impaired.

•	If the financial instrument is credit-impaired, the financial instrument is then moved to ‘Stage 3’.
Financial instruments in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that result from default events possible within the next 12 months. Instruments in Stages 2 or 3 have their ECL measured based on ECL on a lifetime basis.

•	A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward- looking information.
Purchased or originated credit-impaired financial assets (“POCI”) are those financial assets that are credit- impaired on initial recognition. Their ECL is always measured on a lifetime basis (Stage 3).
The following diagram summarizes the impairment requirements under IFRS 9 (other than POCI).
Change in credit quality since initial recognition

Stage 1	Stage 2	Stage 3
(Initial recognition)	(Significant increase in credit	(Credit-impaired assets)
risk since initial recognition)
12-month ECL	Lifetime ECL	Lifetime ECL
The key judgements and assumptions adopted by the Group in addressing the requirements of the standard are discussed below:

(a)	Significant increase in credit risk (SICR)
For loans to customers, the Group considers a loan to have experienced a significant increase in credit risk if the borrower is more than 30 days (including 30 days) past due on its contractual payments. No qualitative criteria is considered by the Group since the Group monitors the risk of borrowers purely based on the overdue period. For other financial assets measured at amortized cost, the Group considers various reasonable supporting information to judge if there is significant increase in credit risk, including the forward-looking information, when determining the ECL staging for financial assets.
The criteria used to identify SICR are monitored and reviewed periodically for appropriateness by the credit risk team.

(b)	Definition of default and credit-impaired assets
For loans to customers, the Group defines a financial instrument as in default, which is fully aligned with the definition of credit-impaired if the borrower is more than 90 days (including 90 days) past due on its contractual payments. No qualitative criteria is considered by the Group since the Group monitors the risk of borrowers purely based on the overdue period.
The criteria above are consistent with the definition of default used for internal credit risk management purposes. The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations.

(c)	Measuring ECL – Explanation of inputs, assumptions and estimation techniques
The ECL is measured on either a
12-month
(12M) or Lifetime basis depending on whether a significant increase in credit risk has occurred since initial recognition or whether an asset is considered to be credit-impaired. Key impacts used to determine ECL include Probability of Default (PD), Exposure at Default (EAD) and Loss Given Default (LGD), which are defined as follows:

•
PD represents the likelihood of a borrower defaulting on its financial obligation (as mentioned in “Definition of default and credit-impaired assets” above), either over the next 12 months (12M PD), or over the remaining lifetime (Lifetime PD) of the obligation.

•
Loss Given Default (LGD) represents the Group’s expectation of the extent of loss on a defaulted exposure. LGD varies by type and availability of collateral or other credit support. LGD is expressed as a percentage loss per unit of exposure at the time of default (EAD).

•
EAD is based on the amounts the Group expects to be owed at the time of default, over the next 12 months (12M EAD) or over the remaining lifetime (Lifetime EAD). For example, for a revolving commitment, the Group includes the current drawn balance plus any further amount that is expected to be drawn up to the current contractual limit by the time of default, should it occur.

The ECL is determined by projecting the PD, LGD and EAD for each future month and for each individual exposure or collective segment. These three components are multiplied together and adjusted for the likelihood of survival (i.e. the exposure has not prepaid or defaulted in an earlier month).
The Lifetime PD is developed by applying a maturity profile to the current 12M PD. The maturity profile looks at how defaults develop on a portfolio from the point of initial recognition throughout the lifetime of the loans. The maturity profile is based on historical observed data and is assumed to be the same across all assets within a portfolio. This is supported by historical analysis.
The
12-month
and lifetime EADs are determined based on the expected payment profile. For amortizing products and bullet repayment loans, this is based on the contractual repayments owed by the borrower over a
12-month
or lifetime basis. This will also be adjusted for any expected overpayments made by a borrower. Early repayment assumptions are also incorporated into the calculation.
The
12-month
and lifetime LGDs are determined based on the factors which impact the recoveries made post default. These vary by product type.
Forward-looking economic information is included in determining the
12-month
and lifetime PD. These assumptions vary by product type.
There have been no significant changes in estimation techniques during the years ended December 31, 2019, 2020 and 2021.

(d)	Forward-looking information incorporated in the ECL models
The Group has developed macro-economic forward-looking adjustment model by establishing a pool of macro-economic indicators, preparing data, filtering model factors and adjusting forward-looking elements, and the indicators include gross domestic product (GDP) year on year percentage change, customer price index (CPI) year on year percentage change and other macro-economic variables. Through regression analysis, the relationship among these economic indicators in history with PD is determined, and PD then determined through forecasting economic indicators. The forecasting methods and critical assumptions applied had no material changes during the years ended December 31, 2019, 2020 and 2021.
In 2019, 2020 and 2021, the Group collected
10-year
time series data of macro-economic parameters from the China Macroeconomic Database published by an authoritative data supplier, and analyzed the inter- period relationship between economic parameters, and simulated randomization through the Monte Carlo method to determine prediction function. Combined with certain judgement, the Group established the relevant macro-economic indicators used for different scenarios. In addition to the base economic scenario, the Group also considers other possible scenarios and relative weightings. The scenario is set, by analyzing each major product structure, to ensure non-linearity
is considered. The Group regularly reassess the number of scenarios and their attributes. The Group combined statistical analysis results to determine the weights of different scenarios, and also considered the range of possible outcomes represented by each scenario, to determine the final macro-economic assumptions and weights for measuring the relevant expected credit loss.

The impact of these economic indicators on PD varies to different businesses. The Group comprehensively considers internal and external data, future forecasts and statistical analysis to determine the relationship between these economic indicators with PD. The Group evaluates and forecasts these economic indicators at least annually at balance sheet date, and regularly evaluates the results based on changes in macroeconomics.
The Group considered different macroeconomic scenarios. As of December 31, 2020 and 2021, the key macroeconomic assumptions used to estimate expected credit losses are listed below.

	As of December 31,
	2020		2021
GDP – year on year percentage change	5.0	%-7.5%	5.0%-6.2%
CPI – year on year percentage change	1.2	%-2.8%	2.3%-2.6%
Broad measure of money supply (M1) – year on year percentage change	3.7	%-7.9%	8.1%-9.1%
Similar to other economic forecasts, the forecasts of economic indicators have high inherent uncertainties and therefore actual results maybe significantly different from the forecasts. The Group considered above forecasts as its best estimate as of December 31, 2020 and 2021.
Sensitivity analysis
Expected credit losses are sensitive to the parameters used in the model, the macro-economic variables of the forward-looking forecast, the weight probabilities in the three scenarios, and other factors considered in the application of expert judgement. Changes in these input parameters, assumptions, models, and judgements will have an impact on the measurement of expected credit losses.
The Group has the highest weight of the base scenario. The loans to customers and financing guarantee contracts assumed that if the weight of the upside scenario increased by 10% and the weight of the base scenario reduced by 10%, the Group’s ECL impairment provision as of December 31, 2020 and 2021 would be reduced by RMB5 million and RMB15 million, respectively; if the weight of the downside scenario increased by 10% and the weight of the base scenarios reduced by 10%, the Group’s ECL impairment provision as of December 31, 2020 and 2021 would be increased by RMB6 million and RMB32 million, respectively.
The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming the financial assets in stage 2 reclassified to stage 1 due to significant improvement in credit risk.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under assumption of reclassification of financial instruments from stage 2 to stage 1	1,541,542	4,897,881
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	1,737,879	5,450,980

Difference-amount	(196,337)	(553,099)
Difference-ratio	-13%	-10%

Maximum exposure to credit risk before collateral held or other credit enhancements
The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in Measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2020
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value

On-balance sheet
Financial assets at amortized cost	5,507,707	—	974,887	81,375	6,563,969
Loans to customers	119,087,728	644,478	93,608	—	119,825,814

Total	124,595,435	644,478	1,068,495	81,375	126,389,783

Off-balance sheet
Financing guarantee contracts	20,898,499	70,527	—	—	20,969,026

	As of December 31, 2021
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value

On-balance sheet
Financial assets at amortized cost	2,697,852	—	584,739	502,022	3,784,613
Loans to customers	213,665,161	1,263,965	42,984	—	214,972,110

Total	216,363,013	1,263,965	627,723	502,022	218,756,723

Off-balance sheet
Financing guarantee contracts	64,416,918	314,451	—	—	64,731,369

For other on-balance sheet financial assets, the maximum credit risk exposure is their net carrying amount.

4.1.3	Liquidity risk
Liquidity risk is the risk of not having access to sufficient funds or being unable to liquidate a position in a timely manner at a reasonable price to meet the Group’s obligations as they become due.
The Group aims to maintain sufficient cash at bank and marketable securities. Due to the dynamic nature of the underlying businesses, the Group maintains flexibility in funding by maintaining adequate cash at bank.

The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the table are undiscounted contractual or expected cash flows including interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

	As of December 31, 2020
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	9,114,906	—	—	—	—	9,114,906
Borrowings	—	2,227,487	120,537	8,462,547	—	10,810,571
Accounts and other payables and contract liabilities	5,483,757	—	—	—	—	5,483,757
Payable to investors of consolidated structured entities	14,947	79,283,191	31,007,485	5,058,213	—	115,363,836
Financing guarantee liabilities	20,969,026	—	—	—	—	20,969,026
Lease liabilities	—	573,840	330,146	106,282	17,941	1,028,209
Convertible promissory note payable	—	101,854	94,019	12,818,864	—	13,014,737
Optionally convertible promissory notes	—	453,203	453,203	8,006,590	—	8,912,996

	35,582,636	82,639,575	32,005,390	34,452,496	17,941	184,698,038

	As of December 31, 2021
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	2,747,891	—	—	—	—	2,747,891
Borrowings	—	16,717,997	9,628,462	—	—	26,346,459
Accounts and other payables and contract liabilities	8,814,255	—	—	—	—	8,814,255
Payable to investors of consolidated structured entities	45,628	148,079,478	49,505,033	5,570,774	—	203,200,913
Financing guarantee liabilities	64,731,369	—	—	—	—	64,731,369
Lease liabilities	—	484,497	248,770	85,180	9,329	827,776
Convertible promissory note payable	—	91,869	12,502,777	—	—	12,594,646
Optionally convertible promissory notes	—	442,840	7,823,510	—	—	8,266,350

	76,339,143	165,816,681	79,708,552	5,655,954	9,329	327,529,659

4.2	Capital management
The Group’s capital requirements are primarily dependent on the scale and the type of business that it undertakes, as well as the industry and geographic location in which it operates. The primary objectives of the Group’s capital management are:

•	To comply with the capital requirements set by the regulators of the markets where the Group operates.

•	To safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and to maximize shareholders’ value.

•	To maintain a strong capital base to support the development of its business.
The Group adopts administrative measures issued by the regulators of subsidiaries with financial licenses. To meet these requirements, the Group monitor its capital adequacy ratio and the usage of regulatory capital on a quarterly basis and operate and manage assets at all levels in accordance with the provisions of these measures.
The Group monitors capital by regularly reviewing the total equity attributable to owners’ of the Company. Adjustments to current capital structure are made in light of changes in economic conditions and risk characteristics of the Group’s activities. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid, return capital to ordinary shareholders or issue capital securities.

4.3	Group’s maximum exposure to structured entities
The Group uses structured entities in the normal course of business for a number of purposes, for example, structured transactions for customers, to provide finance to public and private sector infrastructure projects, and to generate fees from managing assets on behalf of third-party investors. These structured entities are financed through the issue of notes or units to investors. Refer to Note 2 and Note 5.7 for the Group’s consolidation consideration related to structured entities.
The following table shows the Group’s maximum exposure to the unconsolidated structured entities representing the Group’s maximum possible risk exposure that could occur as a result of the Group’s arrangements with structured entities. The maximum exposure of the Group in these unconsolidated structure entities is contingent in nature and approximates the sum of accounts receivables from unconsolidated structure entities and direct investments made by the Group.

	As of December 31, 2020
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	10,367,052	10,367,052	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	19,352,780	19,409,204	Investment income/ service fee
Unconsolidated structured products serviced by the Group	57,777,571	—	711,058	Service fee

	As of December 31, 2021
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	8,661,387	8,661,387	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	12,219,226	12,219,226	Investment income
Unconsolidated structured products serviced by the Group	18,178,437	—	1,428,320	Service fee

These unconsolidated structured products mainly include assets management plans, trust plans, mutual funds, private fund and bank wealth management products which are all classified in financial assets at amortized cost or financial assets at fair value through profit or loss.

(a)	The information about the size of these unconsolidated structured products cannot be acquired from open market.

4.4	Fair value estimation
The Group’s main financial instruments carried at fair value are financial assets at fair value through profit or loss.
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:
Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The primary quoted market price used for financial assets held by the Group is the current bid price. Financial instruments included in Level 1 comprise primarily equity investments, fund investments and bond investments traded on stock exchanges and open-ended mutual funds.
Level 2: Valuation techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly (such as price) or indirectly (such as calculated based on price). These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.
Level 3: Other valuation techniques which use any inputs which have a significant effect on the recorded fair value that are not based on observable market data (unobservable inputs).
The level of fair value calculation is determined by the lowest level input with material significance in the overall calculation. As such, the significance of the input should be considered from an overall perspective in the calculation of fair value.
Valuation methods for Level
 2 and Level
 3 financial instruments:
For Level 2 financial instruments, valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyze and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities.
For Level 3 financial instruments, fair value is determined using valuation methodologies such as discounted cash flow models and other similar techniques. Inputs used in these valuation techniques are generally unobservable.
The following table sets forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2020	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities

Financial assets at fair value through profit or loss
Asset management plans	—	9,328,168	424,082	9,752,250
Trust plans	—	9,106,125	820,912	9,927,037
Private fund and other equity investments	—	4,617,756	6,268	4,624,024
Mutual funds	3,199,106	—	—	3,199,106
Corporate bonds	—	3,029,174	15,233	3,044,407
Bank wealth management products	—	2,091,730	—	2,091,730
Structured deposits	—	961,804	—	961,804
Factoring products	—	823,539	—	823,539
Derivative instruments
Interest rate swap	—	(11,653)	—	(11,653)
Foreign currency swaps	—	(535,944)	—	(535,944)

Total	3,199,106	29,410,699	1,266,495	33,876,300

As of December 31, 2021	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities
Asset management plans	—	7,802,270	505,503	8,307,773
Trust plans	—	2,448,373	603,716	3,052,089
Private fund and other equity investments	—	2,765,016	—	2,765,016
Mutual funds	2,486,541	—	—	2,486,541
Corporate bonds	—	3,017,849	47,023	3,064,872
Bank wealth management products	—	4,589,101	—	4,589,101
Structured deposits	—	6,640,977	—	6,640,977
Others debt investments	—	—	108,991	108,991

Listed Securities
Stock	7,851	—	—	7,851
Derivative instruments
Interest rate swap	—	38,403	—	38,403
Foreign currency swap	—	(25,772)	—	(25,772)

	2,494,392	27,276,217	1,265,233	31,035,842

There were no changes in valuation techniques during the period.
The following table presents the changes in level 3 instruments for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
	Financial assets at fair value through profit or loss
	RMB’000	RMB’000	RMB’000
As of beginning of the year	2,632,890	2,842,839	1,266,495
Additions	1,353,173	—	131,829
Disposal	(1,961,315)	(1,266,827)	(29,664)
Transfer into level 3	1,477,950	—	1,035,642
Transfer out of level 3	—	—	(3,047)

Gains or losses recognized in profit or loss	(659,859)	(309,517)	(1,136,022)

As of end of the year	2,842,839	1,266,495	1,265,233

For the year ended December 31, 2021, RMB1,035.6 million investment in certain wealth management products was transferred from Level 1 to Level 3 as market approach was applied with significant unobservable inputs.
All of the unrealised gains or losses of level 3 instruments for the period are recognized in investment income (
refer to

Note 10).